UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.5%

	Shares	Value
AIR FREIGHT & LOGISTICS — 2.3%
United Parcel Service, Cl B	60,000	$7,193,400

AIRLINES — 2.2%
Delta Air Lines	130,000	7,074,600

AUTO COMPONENTS — 1.7%
Adient	115,000	5,477,450

BANKS — 10.1%
BB&T	115,000	5,843,150
Citigroup	132,000	9,489,480
Citizens Financial Group	165,000	6,563,700
Wells Fargo	175,000	10,025,750

		31,922,080

BEVERAGES — 5.1%
Coca-Cola	205,000	9,559,150
Molson Coors Brewing, Cl B	95,000	6,365,000

		15,924,150

BIOTECHNOLOGY — 2.8%
Biogen *	26,000	8,693,620

CONSUMER FINANCE — 4.8%
American Express	90,000	8,956,800
Capital One Financial	65,000	6,130,800

		15,087,600

ELECTRICAL EQUIPMENT — 2.1%
Rockwell Automation	36,000	6,752,160

ENERGY & EQUIPMENT SERVICES — 2.6%
Halliburton	195,000	8,271,900

FOOD PRODUCTS — 4.9%
Archer-Daniels-Midland	195,000	9,410,700
TreeHouse Foods *	19,118	907,914
Tyson Foods, Cl A	90,000	5,188,500

		15,507,114

HEALTH CARE EQUIPMENT & SERVICES — 3.2%
Medtronic	110,000	9,925,300

HEALTH CARE TECHNOLOGY — 2.1%
Cerner *	105,000	6,518,400

INDUSTRIAL MACHINERY — 2.2%
Ingersoll-Rand	70,000	6,895,700

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INSURANCE — 5.1%
American International Group	170,000	$9,385,700
Principal Financial Group	115,000	6,679,200

		16,064,900

INTERNET SOFTWARE & SERVICES — 7.5%
Alphabet, Cl A *	8,000	9,817,760
eBay *	270,000	9,031,500
Twitter *	150,000	4,780,500

		23,629,760

LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies	90,000	5,943,600

OIL, GAS & CONSUMABLE FUELS — 10.9%
Chevron	75,000	9,470,250
EOG Resources	75,000	9,670,500
Noble Energy	170,000	6,135,300
Occidental Petroleum	110,000	9,232,300

		34,508,350

PHARMACEUTICALS — 2.9%
Johnson & Johnson	70,000	9,276,400

REAL ESTATE INVESTMENT TRUSTS — 4.1%
Invitation Homes *	290,000	6,701,900
SL Green Realty *	60,000	6,186,600

		12,888,500

SEMI-CONDUCTORS & EQUIPMENT — 2.4%
QUALCOMM	120,000	7,690,800

SOFTWARE — 3.3%
Oracle	215,000	10,251,200

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.1%
HP	425,000	9,809,000

TOBACCO — 5.1%
British American Tobacco ADR	170,000	9,312,600
Philip Morris International	80,000	6,904,000

		16,216,600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

WATER UTILITIES — 2.1%
American Water Works	75,000	$6,618,750

TOTAL COMMON STOCK (Cost $251,858,599)		298,141,334

TOTAL INVESTMENTS — 94.5%
(Cost $251,858,599)		$298,141,334

Percentages are based on Net Assets of $315,447,131.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-2200

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%

	Shares	Value
AIR FREIGHT & LOGISTICS — 2.5%
Expeditors International of Washington	12,950	$986,402

AIRLINES — 2.6%
Alaska Air Group	16,800	1,055,544

BANKS — 11.4%
BankUnited	23,760	923,314
East West Bancorp	15,580	1,008,649
PacWest Bancorp	18,190	913,502
Umpqua Holdings	40,490	862,437
Zions Bancorporation	17,020	879,934

		4,587,836

BIOTECHNOLOGY — 2.5%
Incyte *	15,210	1,012,073

CONTAINERS & PACKAGING — 2.5%
Ball	25,540	995,294

DIVERSIFIED CONSUMER SERVICES — 2.3%
H&R Block	36,680	922,869

DIVERSIFIED FINANCIAL SERVICES — 2.6%
AXA Equitable Holdings *	48,400	1,064,316

ELECTRICAL EQUIPMENT — 2.8%
Hubbell, Cl B	9,280	1,143,760

ENERGY EQUIPMENT & SERVICES — 2.0%
RPC	53,315	789,062

FOOD PRODUCTS — 4.7%
JM Smucker	9,640	1,071,197
TreeHouse Foods *	17,600	835,824

		1,907,021

GAS UTILITIES — 2.8%
Atmos Energy	12,160	1,117,139

HEALTH CARE EQUIPMENT & SERVICES — 2.6%
Hologic *	24,740	1,061,593

HEALTH CARE TECHNOLOGY — 3.1%
Cotiviti Holdings *	27,840	1,242,778

HOTELS, RESTAURANTS & LEISURE — 2.3%
Norwegian Cruise Line Holdings *	18,770	939,063

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INSURANCE — 5.1%
Arch Capital Group *	34,690	$1,060,126
Axis Capital Holdings	17,800	1,006,768

		2,066,894

IT SERVICES — 12.9%
Booz Allen Hamilton Holding, Cl A	23,360	1,104,227
Euronet Worldwide *	11,150	1,025,131
Leidos Holdings	16,330	1,117,299
MAXIMUS	15,690	1,016,869
Sabre	37,900	933,098

		5,196,624

LIFE SCIENCES TOOLS & SERVICES — 2.6%
QIAGEN *	28,910	1,044,229

OIL, GAS & CONSUMABLE FUELS — 5.2%
Cimarex Energy	11,660	1,149,676
Concho Resources *	6,409	934,753

		2,084,429

PROFESSIONAL SERVICES — 5.4%
Dun & Bradstreet	8,030	1,010,897
Robert Half International	15,260	1,156,097

		2,166,994

REAL ESTATE INVESTMENT TRUSTS — 7.8%
Invitation Homes *	42,859	990,471
MGM Growth Properties, Cl A *	35,550	1,077,165
National Retail Properties *	23,890	1,065,733

		3,133,369

SPECIALTY RETAIL — 5.5%
Advance Auto Parts	8,140	1,149,612
Penske Automotive Group	20,360	1,062,792

		2,212,404

TRADING COMPANIES & DISTRIBUTORS — 2.4%
Air Lease, Cl A	22,300	980,308

WATER UTILITIES — 2.6%
Aqua America	28,690	1,059,809

TOTAL COMMON STOCK (Cost $31,972,787)		38,769,810

TOTAL INVESTMENTS — 96.2%
(Cost $31,972,787)		$38,769,810

 Percentages are based on Net Assets of $40,301,621.

*	Non-income producing security.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2018 (Unaudited)

As of July 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-1500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%

	Shares	Value
AIR FREIGHT & LOGISTICS — 4.3%
Forward Air	53,000	$3,386,700
Hub Group, Cl A *	60,000	2,784,000

		6,170,700

AUTO COMPONENTS — 2.0%
Delphi Technologies	64,000	2,890,880

BANKS — 20.0%
Banner	49,000	3,085,530
Chemical Financial	55,000	3,124,000
First Midwest Bancorp	121,000	3,227,070
Hilltop Holdings	125,000	2,600,000
Hope Bancorp	170,000	2,852,600
LegacyTexas Financial Group	74,000	3,243,420
TCF Financial	109,000	2,736,990
Umpqua Holdings	116,000	2,470,800
United Bankshares	77,000	2,845,150
United Community Banks	92,000	2,762,760

		28,948,320

CHEMICALS — 4.5%
Orion Engineered Carbons	110,000	3,608,000
Valvoline	131,000	2,959,290

		6,567,290

COMMERCIAL SERVICES & SUPPLIES — 6.2%
Herman Miller	87,000	3,292,950
Interface, Cl A	127,000	2,844,800
Ritchie Bros Auctioneers	86,000	2,861,220

		8,998,970

COMMUNICATIONS EQUIPMENT — 1.6%
ViaSat *	34,000	2,391,560

ELECTRIC UTILITIES — 4.3%
IDACORP	33,800	3,185,312
PNM Resources	79,000	3,108,650

		6,293,962

ELECTRICAL EQUIPMENT — 1.9%
EnerSys	34,000	2,790,380

ENERGY EQUIPMENT & SERVICES — 1.5%
RPC	143,000	2,116,400

HEALTH CARE EQUIPMENT & SERVICES — 2.1%
Natus Medical *	83,000	3,029,500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.6%
Magellan Health *	31,000	$2,255,250
Molina Healthcare *	28,400	2,956,156

		5,211,406

HEALTH CARE TECHNOLOGY — 4.5%
athenahealth *	20,000	3,014,200
HMS Holdings *	144,000	3,445,920

		6,460,120

INSURANCE — 2.1%
Axis Capital Holdings	53,000	2,997,680

INTERNET SOFTWARE & SERVICES — 1.6%
Yelp, Cl A *	63,000	2,323,440

IT SERVICES — 2.0%
Conduent *	165,000	2,963,400

LIFE SCIENCES TOOLS & SERVICES — 4.7%
Bruker	101,000	3,272,400
Cambrex *	57,000	3,562,500

		6,834,900

OIL, GAS & CONSUMABLE FUELS — 4.3%
Callon Petroleum *	279,000	3,002,040
Jagged Peak Energy *	229,500	3,281,850

		6,283,890

PAPER & FOREST PRODUCTS — 2.1%
Schweitzer-Mauduit International	75,000	3,111,750

PROFESSIONAL SERVICES — 2.3%
ManpowerGroup	35,000	3,264,100

REAL ESTATE INVESTMENT TRUST — 2.2%
American Homes 4 Rent, Cl A *	146,000	3,232,440

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.4%
Marcus & Millichap *	88,000	3,538,480

SEMI-CONDUCTORS & EQUIPMENT — 2.0%
Rambus *	233,000	2,879,880

SOFTWARE — 3.9%
CommVault Systems *	42,000	2,725,800
Imperva *	62,000	2,867,500

		5,593,300

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SPECIALTY RETAIL — 4.8%
Murphy USA *	44,000	$3,486,560
Penske Automotive Group	66,500	3,471,300

		6,957,860

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 1.9%
Super Micro Computer *	127,000	2,806,700

TRADING COMPANIES & DISTRIBUTORS — 4.0%
Aircastle	133,000	2,757,090
BMC Stock Holdings *	137,000	3,014,000

		5,771,090

WIRELESS TELECOMMUNICATIONS — 2.0%
Telephone & Data Systems	114,000	2,878,500

TOTAL COMMON STOCK (Cost $122,956,547)		143,306,898

TOTAL INVESTMENTS — 98.8% (Cost $122,956,547)		$143,306,898

Percentages are based on Net Assets of $144,997,619.

*	Non-income producing security.

Cl — Class

As of July 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-2200

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.9%

	Shares	Value
AUSTRALIA — 2.1%
BHP Billiton	3,069,338	$70,686,466

CANADA — 2.5%
Canadian Natural Resources	2,236,975	81,962,764

CHINA — 4.5%
Baidu ADR *	379,500	93,804,810
Ctrip.com International ADR *	1,319,999	54,317,959

		148,122,769

DENMARK — 2.2%
Carlsberg, Cl B	618,140	74,515,719

FRANCE — 14.1%
Airbus	515,640	63,913,843
ArcelorMittal	1,913,605	61,569,309
AXA	2,400,897	60,641,473
Engie	4,278,692	69,120,103
Essilor International Cie Generale d’Optique	459,987	67,880,867
Orange	3,994,885	68,272,462
TOTAL ADR	1,171,875	76,464,844

		467,862,901

GERMANY — 13.4%
Bayer	956,099	106,501,544
Daimler	846,560	58,553,783
Deutsche Boerse	525,120	69,203,003
Deutsche Post	1,988,700	70,206,100
E.ON	5,822,630	65,662,719
SAP	649,657	75,853,331

		445,980,480

HONG KONG — 3.8%
AIA Group	8,667,200	75,640,135
CK Hutchison Holdings	4,793,500	52,093,635

		127,733,770

ITALY — 1.7%
Intesa Sanpaolo	17,871,684	55,045,740

JAPAN — 14.3%
Fast Retailing	157,500	68,668,113
Kubota	3,855,000	64,453,986
Otsuka Holdings	1,529,900	70,464,473
Secom	858,000	65,454,009
Seven & I Holdings	1,512,000	61,594,240
Sumitomo Mitsui Financial Group	2,319,900	92,223,364
Toray Industries	6,635,900	51,388,685

		474,246,870

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
NETHERLANDS — 9.6%
AerCap Holdings *	1,942,014	$109,005,246
Koninklijke DSM	681,632	72,644,286
Royal Dutch Shell ADR	1,037,255	70,917,124
Schlumberger	974,000	65,764,480

		318,331,136

NORWAY — 1.9%
DNB	3,126,896	63,081,135

SINGAPORE — 1.9%
DBS Group Holdings	3,231,000	63,487,898

SPAIN — 4.1%
ACS Actividades de Construccion y Servicios	1,888,974	82,876,476
Banco Santander	9,732,440	54,848,680

		137,725,156

SWITZERLAND — 3.9%
Julius Baer Group	1,058,817	58,215,420
Roche Holding	289,447	71,049,935

		129,265,355

UNITED KINGDOM — 9.9%
BAE Systems	8,317,817	71,313,042
British American Tobacco	1,280,700	70,617,692
HSBC Holdings ADR	1,390,205	67,313,726
Lloyds Banking Group	69,131,956	56,602,764
Smith & Nephew ADR	1,856,233	65,172,341

		331,019,565

UNITED STATES — 2.0%
Philip Morris International	788,443	68,042,631

TOTAL COMMON STOCK (Cost $2,658,898,073)		3,057,110,355

TOTAL INVESTMENTS — 91.9% (Cost $2,658,898,073)		$3,057,110,355

 Percentages are based on Net Assets of $3,325,460,383.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the period ended July 31, 2018, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-2200

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.5%

	Shares	Value
ARGENTINA — 1.7%
Adecoagro *	4,866	$40,874

AUSTRIA — 3.5%
Schoeller-Bleckmann Oilfield Equipment	744	84,998

BELGIUM — 1.8%
Ontex Group	1,448	43,753

BRAZIL — 2.4%
Embraer ADR	2,859	58,467

CHINA — 8.9%
BEST ADR *	4,428	42,642
BOC Aviation (A)	10,500	66,084
Greatview Aseptic Packaging	87,300	56,724
Zai Lab ADR *	2,232	48,926

		214,376

DENMARK — 3.4%
GN Store Nord	1,700	81,098

FRANCE — 7.1%
Air France-KLM *	6,704	61,225
Remy Cointreau	449	61,324
Virbac	335	47,791

		170,340

GERMANY — 2.2%
Scout24 (A)	1,008	52,452

HONG KONG — 2.3%
Samsonite International (A)	14,900	56,380

ITALY — 10.9%
ACEA	3,186	50,406
Azimut Holding	3,139	52,728
Buzzi Unicem	2,297	50,631
Cerved Group	4,946	56,852
Piaggio	19,296	50,994

		261,611

JAPAN — 14.1%
DeNA	2,400	45,182
Hiroshima Bank	5,400	37,138
Kakaku.com	2,300	48,380
OKUMA	1,050	58,972
Sapporo Holdings	1,800	43,432
Sohgo Security Services	1,300	59,411

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
T Hasegawa	2,200	$47,713

		340,228

LUXEMBOURG — 1.9%
L’Occitane International	25,450	44,616

NETHERLANDS — 2.2%
Euronext (A)	861	53,512

NORWAY — 2.3%
Schibsted, Cl A	1,570	54,280

SPAIN — 0.5%
Distribuidora Internacional de Alimentacion	5,614	12,558

TAIWAN — 2.3%
ASE Technology Holding ADR, Cl W	11,040	54,758

UNITED KINGDOM — 18.0%
Belmond *	4,486	50,467
Britvic	5,665	59,782
BTG *	8,008	55,813
Greencore Group	22,428	52,193
Janus Henderson Group	1,620	52,731
Lancashire Holdings	6,962	52,360
LivaNova *	605	66,629
Tate & Lyle	5,478	44,866

		434,841

UNITED STATES — 5.0%
ICON *	456	63,457
Lazard (B)	1,050	57,015

		120,472

TOTAL COMMON STOCK (Cost $2,052,143)		2,179,614

TOTAL INVESTMENTS — 90.5% (Cost $2,052,143)		$2,179,614

Percentages are based on Net Assets of $2,409,027.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2018 was $228,428 which represents 9.5% of Net Assets.

(B)	Securities considered Master Limited Partnerships. At July 31, 2018, these securities amounted $57,015 or 2.4% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JULY 31, 2018 (Unaudited)

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the period ended July 31, 2018, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

CMB-QH-013-0800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%

	Shares	Value
AUSTRALIA — 2.4%
BHP Billiton ADR	7,097	$328,307

CHINA — 2.0%
Baidu ADR *	1,069	264,235

DENMARK — 2.2%
Carlsberg ADR, Cl B	12,670	304,777

FRANCE — 9.6%
Airbus ADR	8,480	262,159
AXA ADR	9,383	237,062
Engie ADR	14,785	238,778
Essilor International Cie Generale d’Optique ADR	4,005	295,148
Orange ADR	15,530	264,942

		1,298,089

GERMANY — 7.7%
Bayer ADR	8,554	237,374
Daimler ADR	12,742	219,608
Deutsche Post ADR	8,081	285,663
SAP ADR	2,540	294,742

		1,037,387

HONG KONG — 2.4%
AIA Group ADR	9,317	327,586

JAPAN — 4.1%
Fast Retailing ADR	7,038	307,561
Sumitomo Mitsui Financial Group ADR	31,462	250,752

		558,313

NETHERLANDS — 8.8%
AerCap Holdings *	5,803	325,722
Koninklijke DSM ADR	10,970	292,186
Royal Dutch Shell ADR, Cl A	4,400	300,828
Schlumberger	4,141	279,600

		1,198,336

NORWAY — 1.9%
DNB ADR	12,487	251,863

SPAIN — 2.0%
ACS Actividades de Construccion y Servicios ADR *	31,142	271,091

UNITED KINGDOM — 9.3%
BAE Systems ADR	7,247	251,978
British American Tobacco ADR	4,465	244,593
HSBC Holdings ADR	5,852	283,354
Lloyds Banking Group ADR	73,743	244,827
Smith & Nephew ADR	6,782	238,116

		1,262,868

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — 43.5%
Adient	4,775	$227,433
Agilent Technologies	3,963	261,717
Alphabet *	288	353,440
American International Group	4,582	252,972
Biogen *	734	245,428
Capital One Financial	2,354	222,029
Citigroup	3,918	281,665
Citizens Financial Group	6,468	257,297
Coca-Cola	5,542	258,424
Delta Air Lines	5,069	275,855
eBay *	7,778	260,174
EOG Resources	2,512	323,897
HP	12,318	284,299
JM Smucker	2,425	269,466
Johnson & Johnson	2,170	287,568
Medtronic	3,154	284,585
Noble Energy	6,380	230,254
Occidental Petroleum	3,733	313,311
Oracle	6,084	290,085
Rockwell Automation	1,476	276,839
Twitter *	7,352	234,308
Tyson Foods, Cl A	3,546	204,427

		5,895,473

TOTAL COMMON STOCK (Cost $10,807,202)		12,998,325

TOTAL INVESTMENTS — 95.9% (Cost $10,807,202)		$12,998,325

Percentages are based on Net Assets of $13,552,440.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-1400

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.9%

	Shares	Value
CANADA — 3.5%
Canadian Natural Resources	90,000	$3,297,600

CHINA — 2.9%
Baidu ADR *	11,000	2,718,980

FRANCE — 6.2%
Airbus Group	24,000	2,974,813
Orange ADR	175,000	2,985,500

		5,960,313

GERMANY — 11.9%
Bayer	30,000	3,341,752
Daimler	45,000	3,112,503
Deutsche Post	80,000	2,824,201
Deutsche Telekom	125,000	2,068,278

		11,346,734

IRELAND — 3.2%
Paddy Power Betfair	28,000	3,046,674

NETHERLANDS — 7.4%
AerCap Holdings *	125,000	7,016,250

SWEDEN — 3.3%
Nordea Bank	300,000	3,190,738

UNITED KINGDOM — 8.5%
BAE Systems	375,000	3,215,073
British American Tobacco ADR	90,000	4,930,200

		8,145,273

UNITED STATES — 48.0%
American Express	30,000	2,985,600
AXA Equitable Holdings *	140,000	3,078,600
Biogen *	8,200	2,741,834
Cimarex Energy	20,000	1,972,000
eBay *	110,000	3,679,500
Halliburton	80,000	3,393,600
Molson Coors Brewing	50,000	3,350,000
Noble Energy	65,000	2,345,850
Occidental Petroleum	45,000	3,776,850
Oracle	75,000	3,576,000
Penske Automotive Group	50,000	2,610,000
Philip Morris International	55,000	4,746,500
QUALCOMM	60,000	3,845,400
Super Micro Computer *	90,000	1,989,000
Twitter *	52,000	1,657,240

		45,747,974

TOTAL COMMON STOCK (Cost $81,135,291)		90,470,536

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS FUND
JULY 31, 2018 (Unaudited)

WARRANTS — 3.0%

	Number of Warrants	Value
UNITED STATES — 3.0%
American International Group, Expires 01/19/2021 (Cost $3,219,829)*	175,000	$2,913,750

TOTAL INVESTMENTS — 97.9% (Cost $84,355,120)		$93,384,286

Percentages are based on Net Assets of $95,357,827.

*	Non-income producing security.

Equity Swaps held by the Fund at July 31, 2018, were as follows:

Company Reference	Counterparty	Termination Date	Receive (Pay)	Notional Amount $	Value $	Upfront Payments/ Receipts $	Unrealized Appreciation (Depreciation) $

Deutsche Telekom	Goldman Sachs	11/15/18	1 Month LIBOR plus 0.50%	2,754,830	(319,692)	-	(319,692)

ADR — American Depositary Receipt

LIBOR — London Interbank Offered Rate

The following is a list of the inputs used as of July 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$3,297,600	$—	$—	$3,297,600
China	2,718,980	—	—	2,718,980
France	5,960,313	—	—	5,960,313
Germany	11,346,734	—	—	11,346,734
Ireland	3,046,674	—	—	3,046,674
Netherlands	7,016,250	—	—	7,016,250
Sweden	3,190,738	—	—	3,190,738
United Kingdom	8,145,273	—	—	8,145,273
United States	45,747,974	—	—	45,747,974

Total Common Stock	90,470,536	—	—	90,470,536

Warrants
United States	—	2,913,750	—	2,913,750

Total Investments in Securities	$90,470,536	$2,913,750	$—	$93,384,286

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps‡
Unrealized Depreciation	$—	$(319,692)	$—	$(319,692)

Total Other Financial Instruments	$—	$(319,692)	$—	$(319,692)

‡	Equity swaps are valued at the unrealized depreciation on the instruments.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-2200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018